Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of Bank Loans

Type of loans	Period and payment term	December 31, 2023	December 31, 2024
		NT$000	NT$000
Government granted bank loans	Borrowing period is from March 11, 2020 to July 15, 2033; interest is repayable monthly; principal is repayable monthly from March 15, 2023	14,972,311	13,790,193
Less: Unamortized interest on government granted bank loans		(60,592)	(31,612)
Less: Current portion		(2,263,718)	(3,326,042)
		12,648,001	10,432,539
Interest rate range		1.2%~1.75%	1.325%~1.875%
Unused credit lines of long-term bank loans
NT$000		7,232,770	7,863,170